Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

December 17, 2004

S. Richard Lee
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 1 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Lee:

Pursuant to the S.E.C. letter dated October 14, 2004, please note the following:

General
1. All information regarding the registration of the common shares to be issued in the exchange has been removed.

2.   Pricester does not currently intend to include any artwork or
graphics with the prospectus.   If Pricester later decides to use
artwork or graphics with the prospectus, Pricester will supplementally provide copies.

3.   The document has been revised to clarify Pricester Nevada or
Pricester Florida.   Please note however, no revision was made to
Pricest Florida products names such as Pricester Store, Pricester
Wizard, etc.

4. Information regarding the fact that Pricester is not involved in any legal proceedings has been included.

5. The factors that were considered in determining the offering price have been added as follows.

The offering price of the common shares was arbitrarily determined by Pricester based on the estimated financial needs of Pricester.

Front of Registration Statement
6. Disclosure that Joe Puentes is the agent for service has been added.

Prospectus Cover page
7.   The references to the risk factors section has been corrected.

Inside Front and Outside Back Cover page
8.   The dealer prospectus delivery obligation legend has been added as follows:
Until                    2005, all dealers and selling
stockholders that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

Prospectus Summary
9. The section has been expanded to state that Pricester Nevada is a blank check company that has not had any operations
since inception.    Additionally, it has been disclosed that
Pricester Florida is a development stage company and has a lack
of revenues.   .

Summary financial information has not been provided as the registrant is of the belief that the length or complexity of the prospectus does not make a summary of the financial information useful.

Risk Factors
10. The following risk factor has been added regarding the going concern issue.

Our auditors have expressed a going concern issue that notes our need for capital and/or revenues to survive as a business. You may lose your entire investment.

Our auditors have expressed reservations concerning our ability to continue as a going concern. We have not yet received any substantial revenues and will continue to incur losses. You may lose your entire investment.

11. The following risk factor has been added disclosing the extent to which the officers and directors control the company.

Your vote may not affect the outcome of any shareholder vote since our officers and directors control approximately 75.24% of our outstanding stock directly and an additional 10.76% of our outstanding stock indirectly.

Upon the completion of this offering, our officers and directors will control approximately 75.24% of our outstanding stock directly and an additional 10.76% of our outstanding stock
indirectly.    For instance, our officers and directors will be
able to control the outcome of all stockholder votes, including votes concerning director elections, charter and by-law amendments and possible mergers, corporate control contests and other significant corporate transactions.

12. The disclosure has been expanded to discuss material risks, as noted. However, no risk factors have been added relating to:
   - international operations - operations are only on a national basis for the foreseeable future
   - the need to quickly adapt to changing customer requirements and industry standards - there are no industry requirements and management is of the opinion that any need to quickly adapt is minimal based on the business model
   - sales tax - no sales tax will be collected

We do not have a market in our securities
13. The risk factor has been revised to state that Pricester Nevada has not applied for listing on the OTC Bulleting Board.

Our inability to further develop a customer base would negatively hurt
14. The risk factor has been revised to more clearly discuss the risk. The list of how the customer base would be developed has been deleted.

Present and future competitors could negatively impact
15. The risk factor has been divided into two separate risk factors as follows.
     Our major competitors could negatively impact our revenues due to their large customer base and market recognition.

There are various competitors who allow vendors to sell their items online including Yahoo, Amazon and Ebay. Although they all charge ongoing fees including monthly fees and transaction fees, they have an established customer base and instant market recognition.

And

     New competitors could seize our product ideas and e-commerce business model and produce competing web sites with similar
product matrixes.   Our ability to generate revenue could be
negatively affected by increased competition.

If new competitors seized our product ideas and e-commerce business model and produced competing web sites with similar
product matrixes.   Our ability to generate revenue would be
negatively affected.   Additionally, these new competitors could
be better capitalized and capture a larger market share of our intended market.

An additional risk factor regarding traditional competitors has also been added as follows

Traditional competitors could have a negative affect on our ability to generate revenues.

We face competition from traditional retailers and wholesalers.
If consumers choose not to purchase their products through the internet, our ability to generate revenues will be negatively affected.

16. A comparison of our revenue compared to that of Yahoo, Amazon and Ebay has been made as follows:

We have not yet generated any revenue from our business model compared to significant revenue already generated by these competitors.

We plan to expand our business.  This expansion may involve
17.   Subsequent to the merger, Pricester Nevada does not intend to
expand its business other than already described.   As a result, this
risk factor has been deleted for clarity.

18.   No longer applicable.

Business
19.
   a. All significant terms of the transaction between Business Advantage No. 22, Inc. and Pricester.com, Inc., a Florida corporation had been disclosed in the original filing.
   b. The fact that Business Advantage No. 22, Inc. (now Pricester.com, Inc., a Nevada corporation) will be the surviving corporation has been disclosed.
   c. In the original filing, it was already stated that "The following business discussion assumes the successful completion of the
merger."   The business discussion has been revised to treat the
business of each corporation separate for clarity.
   d. The acquirer and acquiree for both legal and accounting purposes have been described.
   e. The business purposes of this transaction were to acquire a greater shareholder base and further the relationship with Dennis Jordan, the majority shareholder of Pricester Nevada, to utilize his services and assistance in becoming a public company.

20. The business development during the last three years of Pricester Nevada and Pricester Florida has been described.

Pricester.com, Inc., a Nevada corporation
Pricester Nevada is a blank check company and has not had any operations or received any revenues since inception.

Pricester.com, Inc., a Florida corporation
Since inception (April 19, 2001), Pricester Florida has been developing its e-commerce business model.

21.   The material terms of the agreement and plan of reorganization
had already been described in the previous filing.   Additionally, the
consulting agreement between Pricester Florida and Taking a Company Public, an entity controlled by Mr. Jordan has been added. The fact that there are not any other agreements or arrangements made related to the planned reorganization has been disclosed.

22. Neither Pricester Nevada nor Pricester Florida has paid consulting fees, finder's fees or any other fees in exchange for services related to the reorganization.

23.   See response to comment 19(e).

24. This disclosure has been discussed under the section "Shares eligible for future sale."

Pricester Nevada is a blank check company.   Promoters or
affiliates of a blank check company and their transferees would act as "underwriters" under the Securities Act of 1933 when reselling the securities of the blank check company. Rule 144 would not be available for those resale transactions despite technical compliance with the requirements of Rule 144.

Additionally, shareholders who obtained securities directly from a blank check issuer and through promoters and affiliates, cannot use Rule 144 to resell their securities, since their resale transactions would appear to be designed to distribute or redistribute securities to the public without compliance with the registration requirement of the Securities Act.

The fact that this policy applies to the shareholders of Business
Advantage has been disclosed.

25. As originally noted in the SB-2, the following statements were obtained from information given in the current report of the U.S.
Census bureau

      American consumers in the final quarter of 2003. . . spent $17.2 billion guying goods online

      . . . this seemingly large figure represents a miniscule 1.9 percent of total U.S. retail sales for the period

The other two referenced statements have been deleted.

26.   The service has been described in more detail.

     Pricester Complete:  Pricester Complete is an e-
commerce enabled website or personal web store that
is designed and installed for a one-time fee of
$199.00.    The retail site will be posted on the
Internet indefinitely and no other fees related to the maintenance or hosting of the website will need to be paid.

Pricester Complete consists of:
     - Formatting the text for all pages: Home Page, About Us Page, Contact Page and a Privacy Statement
     - Setup of your payment and shipping details page
     - Conversion of your company logo and
slogan/anner into a digital image format

     - Integration of pictures and details of your first ten products and services.
     - Integration of a website payment system (Pay
Pal) enabling you to accept all major credit cards.
     - Configuration of your website manager, which manages your orders and items.
     - Registration of a personalized domain name that will allow for promotion of personalized domain name easily to friends, relatives and customers.
Example: www.yourname.com

27.   The discussion has been expanded as follows:

Since inception (April 19, 2001), Pricester Florida
has been developing its e-commerce business model.
Pricester Florida currently operates Pricester.com
which is an e-commerce website that enables any
business of any size or individual to establish a
fully functional online retail presence with no
upfront costs or investment - or in-house technical
skill.  Pricester.com is an Internet marketplace
which allows vendors to host their website with
product and service listings and promote them to a
global community 24 hours a day through the Pricester
network.  Additionally, Pricester.com allows
consumers to search for products and services that
are listed on our network and locate vendors,
purchase items, post bids or trade items.   Pricester
Florida currently has over 12,009 members of which
3,735 have setup websites.   We average over 90,000-
100,000 visitors a month and over 3,000,000 page hits per month primarily from the United States. The current system only supports United States currency.

Members must comply with our site's terms and conditions or their listings can be revoked and repeated offenders could be banned from the site indefinitely.

Pricester's Products & Services
28.   The following table has been added to the disclosure.


The following is a summary of the products and services
currently offered or in development.   A further discussion of
each product and service follows.

Products and Services      Status               Fees                          Launched
--------------------------------------------------------------------------------------
Pricester Website          Active                $0                           Jan 2004
Store                      Active      $0 listing fee - 4% transaction fee    Jan 2004
Barter                     Active      $0 listing fee - 1-4% transaction fee  Jan 2004


Auction                    Active      $0 listing fee - 1-4% transaction fee  Jan 2004
Reverse Auction            Active      $0 listing fee - 1-4% transaction fee  Jan 2004
Wanted                     Active               $0                            Jan 2004
Request for Quote          Active      $0 listing fee - 1-4% transaction fee  Jan 2004
Zip code search            Active                $0                           Jan 2004
Personal Website        In development           $0                           Unknown
Pricester Chat             Active                $0                           Jan 2004
Pricester Complete         Active              $199                           Aug 2004
Pricester Travel           Active     Fees charged by World Choice Travel        -
Affiliates Program         Active                $0                           Jan 2004
Pricester Tools Payment
   System                  Active                $0                           Jan 2004
Pricester Search Engine    Active                $0                           Jan 2004
Wizard                     Active                $0                           Jan 2004
Pricester Community        Active                $0                           Jan 2004
Lead Generation Program  In development        Not yet determined              Unknown

Additionally, the following disclosure has been added under "Revenue
Stream"

Although most of our products and services have been
active since January 2004, we have not generated
significant revenues.   This is directly related to the
number of vendors (currently 3,735) listing over 10,000
items.   As the number of vendors increases, our revenue
stream should increase significantly with collected fees.

29.   The following disclosure has been added under "Pricester Chat"

Our Chat system or instant messaging system is a 2
way communication between vendor and consumer or
member or member.  Each party can type messages to
each other and communicate instantly.   This service
provides a good communication tool to allow communication reference to websites or items listed on the Pricester Network.

30. The disclosure has been revised to state that when a member lists a barter transaction they are asked to list an approximate value for the listed item. It is this value Pricester Florida uses to charge the 1-4% transaction fee when a trader has been located.

31. Management is of the opinion that the reverse auction service does not infringe on the business method patent used by others. No risk factor has been added regarding the risk of infringement.

32.   The reference to technical staffers as experts has been deleted.

33.   The disclosure has been revised as follows:

     Affiliates Program:    The Pricester Affiliates
Program pays 10% to the vendor on all the fees
Pricester collects when they recommend another store, stores or variety of stores anywhere in the world.

When a member refers another member to Pricester.com,
they become the affiliate of the new member.   If the
new member incurs charges on Pricester.com and completes a payment, 10% of the collected payment will be credited to the affiliates account.

34.   The disclosure has been revised as follows:

     Pricester Tools Payment System:   Pricester
stores are capable of accepting credit cards and
checks immediately after setting up their Pricester
Store.   All Stores have the option of using PayPal
for their e-commerce transactions.    Pricester
Florida has an oral agreement with PayPal to provide
these services to Pricester Stores, if desired.
PayPal takes only minutes to setup with a bank
account to receive payments.   PayPal is a registered
payment company.   PayPal fees are billed separately.
Pay Pal collects the payments from the consumers and
deposits them into the vendor's bank account.
Members are required to have a Pay Pal account to
utilize the Pricester Website e-commerce feature.
When a customer exists the Pricester shopping cart,
the total value and vendor Pay Pal ID is passed to
Pay Pal for payment processing.   Pay Pal charges the
vendor payment transaction fees that are
automatically deducted from the amount collect by Pal
Pal.   Once the transaction is confirmed by the
vendor, a transaction fee is charged to the members
account.   Routine billing processes are performed on
the Pricester.com site and the members are billed for the transaction and optional listing fees they have incurred.

35.   There is no written or oral agreement with Paypal.   Paypal will
provide services to stores on an as needed basis and will charge the
stores directly for the use of these services.   There are no material
risks to Pricester Florida related to the relationship with Paypal. Numerous other registered payment companies are available to provide similar services at similar prices.

36.    The discussion of the upgraded hosting service to vendors has
been deleted.   The company does not intend to pursue this service in
the near future.

37.   The following disclosure has been added.

Costs of Operation.   In order to provide the above
services, Pricester Florida currently employs
personnel for management, sales, customer support,
technical support, Internet marketing and web design.
Pricester Florida also leases the appropriate
hardware and supports the continued development of
our software which runs our web based services.   To
provide all of the services listed above, our monthly expenses are approximately $34,752.

Trademarks, Patents & Domains
38.   The disclosure has been expanded as follows:

Trademarks, Patents & Domains.   We view the computer
software technology that we have developed as
proprietary.   The automated system assists the
member in creating on-the-fly fully functional
websites that include a shopping cart and integration
to Pay Pal, an international payment system.  All
fixed price (store item) listed in the Pricester
network are available to be purchased through these
websites.   Another added benefit is that consumers
can search through Pricester's main portal and be
directed to the member's listings and/or website
without having to browse indivudal websites.
Pricester Florida also provides members with built in
tools which allow them to manage their website
content, item listings and transactions.   Pricester
Florida spent $20,000 in 2003 on research and development activities and approximately $60,000 in 2004.

39.   The words "all exclusive" have been replaced for clarity.
Further disclosure was added under "Product and Services" to explain the Lead Generation Program.

40. Messrs. Gutman and Puentes have entered into a written agreement with Pricester Florida assigning any and all rights of the provisional patent to Pricester Florida for no consideration. The disclosure has been added.

Marketing Strategies
41.   The disclosure has been revised.

Marketing Strategies.   Pricester Florida intends to
establish a national market presence using the following approaches in order to gain brand awareness:
     -   conducting a public relations campaign using
            - television,
            - radio
            - press releases and
            - Internet marketing
     -   newspaper and magazines

On March 15, 2004, Pricester Florida entered into a public relations agreement with Proby Associates, Inc. to provide public relations services. The term of the agreement was six months with an additional six months on mutual agreement of the parties.

Pricester Florida paid Proby Associates, Inc. an aggregate of $35,000 in cash and stock for their services through September 15, 2004. They are currently paying Proby Associates, Inc. $5,000 per month for the second six months of services.

Pricester Florida intends to target college students and non-profit groups.

42. The discussion of market strategy has been expanded to indicated that Pricester Florida intends to target college students and non-profit groups.

43. The following disclosure has been added to the Business section "Cost of Operations."

Pricester Florida intends to give 10% of any net
profit to charity.  A list of charities has not yet
been compiled.   This donation program will commence
in 2005.


Competition
44. The disclosure has been expanded to more fully discuss the competitive business conditions, competitive position and methods of competition.

45. The discussion regarding centralized disk space has been revised. following disclosure has been added.

Additionally, conventional methods of hosting websites require individuals to host their design and software components on a separate web space which in turn requires disk space. Using the Pricester Website system the templates and website functionality is database driven which requires only one presence of each component or design and shares it across multiple websites thus saving disk space.


46. The term "exclusive proprietary Pricester concept" has been deleted for clarity.

Properties
47. The rent amount of $2,828 has been disclosed for the leased property.

Management's Discussion and Analysis of Financial Condition and Results of Operations
General
48.  Plan of Operations
The following plan of operation as been added.

Pricester Florida has sufficient cash on hand to meet funding
requirements for the next four months.   Additionally, we intend
to fund operations with revenues received from the sale of the Pricester Complete package.

We have already begun to receive revenue.   We currently have
signed by 12,009 user members.   Of these, 3,735 user members
have opened stores.  Approximately 30% of members are opening
stores through Pricester.com.   We currently have fourteen
salespersons and/or national/distributors under our existing
salesperson program.   Within the next twelve months, we expect
to employ, on a commission basis, 100 salespersons throughout the United States who will sell the Pricester Complete package at
$199 per package.   If current cash on hand and revenues from the
sale of the Pricester Complete is not sufficient to fund our operations, we may have to pursue equity or debt financing within
the next twelve months.   No specific terms of possible equity or
debt financing have been determined or pursued.

We expect our monthly expenses to increase from $34,752 to $69,052 in the next twelve months as operations increase.
Within the next twelve months, we expect to make equipment
improvement and upgrades of approximately $500 per month.   We
expect to employ two additional programmers and up to five additional designers at the aggregate cost of $40,000 per month.

49. The Company is still in the development stage and funds for computers and website development are still being expended. We have capitalized website development costs as required in SOP 98-1.

The MD&A section has been revised to include the following:

Given Pricester Florida's limited operations, significant management estimates relate to asset utilization (usefull lives and related depreciation and amortization) for the computers and capitalized website development costs.

50.    The disclosure has been revised.

51.  See 48 above.

Capital and Source of Liquidity
52.  The equity transaction has been disclosed.

53. The re capitalization of due to stockholder refers to the $500 loan given to the Company. The shareholder then subsequently contributed it to additional Paid in Capital. The disclosure in MD&A has been revised for clarity.

The revised footnote in the financial statements will read

"For the year ended December 31, 2003, Pricester Nevada had
$500 of proceeds from a stockholders loan. This amount was subsequently converted at year end to Additional Paid In
Capital."

For the year ended December 31, 2002, Pricester Nevada had
$500 of proceeds from a stockholders loan. This amount was subsequently converted at year end to Additional Paid In
Capital."

Results of Operations
54.   The disclosure has been revised.

55. It has been disclosed that the amounts were paid in stock. A discussion as to why this amount increased and the fact that the growth is not expected to continue has been added.

Management
56. The fact that Edward C. Dillon is the father of Edward J. Dillon has been disclosed.

57. The business experience of Messrs. Gutman, Petrocelli and Neu has been clarified.

Executive Compensation
58. The disclosure has been revised to reconcile with the financial statements.

59.   The disclosure required by Item 402 has been included. .

60.   Compensation of directors has been disclosed as follows:

We do not have any standard arrangements by which directors are compensated for any services provided as a director. No cash has been paid to the directors in their capacity as such.

Security Ownership of Certain Beneficial Owners and Management
61.   The table has been revised as directed.

62.   The footnote has been reconciled with the table.

Certain Relationships and Related Transactions.
63. In anticipation of the merger, Pricester Nevada sold 44,620 shares of its common stock at $2.50 for $111,550 in August 2004 to
Dennis Jordan, its major shareholder.   These funds were then advanced
to Pricester Florida.   The disclosure has been revised to accurately
reflect the transaction.


The disclosure has been revised for clarity.

64.   The promoters have been disclosed.

Dennis Jordan would be deemed to be a promoter of Pricester
Nevada.   Joe Puentes, Bernie Gutman, Edward C. Dillon, Edward J.
Dillon, Robert Petroceli, Nelson Stark and Howard Neu would be deemed to be promoters of Pricester Florida.

Shares Eligible for Future Sale
65.  See response to comment 24.

66.   The relationship with Jim DePelesi has been disclosed.

Plan of Distribution and Selling Stockholders
67.   The number of shares has been reconciled.

68.   The disclosure has been revised to reconcile.

69. The fact that Dennis Jordan was an officer and director of Pricester Nevada from inception to June 4, 2004 has been disclosed.
No other selling shareholder has held any position, office or had any other material relationship with Pricester Nevada within the past three years.

Financial Statements
General
70.   The financial statements shall be updated, as applicable.

71. All of the required financial statements have been included in this filing.

72.   The pro forma financial statements have been included in this
amendment.   Each pro forma adjustment has been explained and
disclosure of how the transaction was accounted for as a reverse merger/recapitalization has been added.

Business Advantage No. 22, Inc. - Financial Statements and Notes to Financial Statements as of and for the year ended December 31, 2003 and 2002
Independent Auditor's Report
73- The auditors report, below, has been revised to reflect the correct financial statement periods.

We have audited the accompanying balance sheets of Business Advantage No. 22. Inc (a development stage company) (the "Company"), as of December 31, 2003 and 2002, and the related statements of operations, changes in stockholders' equity (deficiency), and cash flows for the years ended December 31, 2003 and 2002 and for the period from March

19, 1998 (inception) to December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

Notes to Financial Statements
Note 1 - Summary of Significant Accounting Policies
   Income Taxes
74. For Pricester.com, (formerly Business Advantage No. 22, Inc.) the revised income tax footnote is
"NOTE 4.  INCOME TAXES

The provisions for income taxes for the years ended December 31, 2003 and 2002 consisted of the following:
                                                    December 31,
                                                 2003         2002
                                              ----------   ----------
Deferred Tax Asset:
Net operating loss carryforwards              $     5,250  $     4,750
Valuation Allowance                              (  5,250) (     4,750)
                                               ----------   ----------
  Net Deferred Tax Asset                       $        -   $        -
                                               ==========   ==========
Income Taxes rates are:
                                                      December 31,
                                                    2003         2002
                                                  ------        -----
Computed tax benefit at federal statutory rate          34%       34%
                                                     =====       =====
Due to net operating losses and the uncertainty of realization, no tax benefit has been recognized for operating losses. The Company's ability to utilize its net operating loss carryforwards is uncertain and thus a valuation reserve has been provided against the Company's net deferred tax assets.

At December 31, 2003 the Company has unused net operating losses of approximately $ 5,250 that may be applied against future taxable income and which begin expiring in the year 2015.

Pricester.com, Inc. - Condensed Financial Statements and Notes to
Financial Statements as of and for the six-month period ended June 30, 2004.

Financial Statements
Condensed Statements of Operations
75- A new Revenue Recognition section has been included in the footnotes. It is as follows

"Revenue Recognition

The Company has two primary revenue sources: website design and transaction fees. Website design revenue is recognized as earned when the website is complete and control is transferred to the customer.

Transaction fee income is recognized as earned when funds transfers (via credit card or other forms of payments) between the buyer and seller has been authorized."

76-The money back guarantee section was included in error. The revenue recognition policy is stated in the response to question 75.

77- The Company was inactive in Quarters 1 and 2 of 2002, operations began in the 3rd quarter.

78- The Company has developed a cash spending budget projecting cash flows through February 2005.

Note 4.  Due to Related Party
79.   As described in comment 63, Dennis Jordan purchased additional
shares of Pricester Nevada at $2.50 per common share.   The statement
"these funds may be used by the individual to acquire additional shares of Pricester stock once the merger is complete" has been deleted for
accuracy.   The footnote has been revised to clarify the transaction.
As a result, there are no accounting implications regarding the purchase of the common shares other than a capital contribution. There
are no contingencies.   The funds have been deposited into the
operating account of Pricester Nevada and were lent to Pricester
FLorida.   There are no restrictions on the use of the funds.

Note 5 Equity Transactions
80- Pricester.com Inc. (a non public Florida corporation) had raised funds in April/May 2004 via a private memorandum at $ 0.40 per share, at approximately the same time shares were given for compensation. This was the value per share used to calculate the compensation value.
FASB 123 gives guidance as to the valuation determination.

In the preliminary September 14, 2004 prospectus, the anticipated value for the shareholders of the public company is $5.00 per share, subject to an effective registration.

81- The income tax footnote have been revised, and is as follows
"NOTE 5.  INCOME TAXES

The provisions for income taxes for the years ended December 31, 2003 and 2002 consisted of the following:
                                                    December 31,
                                                 2003         2002
                                              ----------   ----------
Deferred Tax Asset:
Net operating loss carryforwards              $   367,128  $    10,164
Valuation Allowance                            (  367,128) (    10,164)
                                               ----------   ----------
  Net Deferred Tax Asset                       $        -   $        -
                                               ==========   ==========

Income Taxes differed from the amounts computed by applying the US federal income tax of 34% to pre tax losses from operations as a result of the following:

                                                         December 31,
                                                     2003         2002
                                                    ------        -----
Computed tax benefit at federal statutory rate          34%        34%
State tax benefit, net of federal income tax             4           4
                                                     -----       ----
  Total                                                 38          38
                                                     =====       =====

Due to net operating losses and the uncertainty of realization, no tax benefit has been recognized for operating losses. The Company's ability to utilize its net operating loss carryforwards is uncertain and thus a valuation reserve has been provided against the Company's net deferred tax assets.

At December 31, 2003 the Company has unused net operating losses of approximately $ 367,128 that may be applied against future taxable income and which begin expiring in the year 2023.

82- We have revised the footnote to correct the date. The revised footnote is as follows

"On June 3, 2004, Business Advantage No. 22, Inc. (BA22) entered into an Agreement and Plan of Reorganization with Pricester.com Inc. a Florida corporation (Pricester) to merge Pricester into BA22. In this regard the board of directors authorized the issuance of an additional 21,262,250 shares of common stock to acquire, on a one for one basis, the issued and outstanding shares of Pricester. The acquisition will be treated as a reverse acquisition for accounting purposes. In a reverse acquisition the legal acquirer is considered, for accounting purposes, to be the acquire. Upon completion of the acquisition the original stockholders of Pricester will own approximately 95% interest in the combined company and the Company's financial statements will reflect those of Florida. Pursuant to state and securities laws, the merger will be completed upon the filing of the Articles of Merger with the states of Florida and Nevada. As of December 13, 2004 the Articles or Merger had not been filed with either state.

83- The Consent has been included in the revised filing.

84.   The consent has been revised.   The date of the consent was an
inadvertent typo that was been corrected in this filing.

Part II
Recent Sales of Unregistered Securities
85.   The sum of the number of shares has been reconciled.

86. Disclosure of the securities issued within the past three years by Pricester Nevada and Pricester Florida has been added.

Signatures
87. Mr. Puentes and Nelson Stark are directors. The disclosure has been revised for clarity.

88.    A majority of the board of directors signed the original filing.

Exhibits
89.   All material exhibits have been filed.

Exhibits 5, Legality Opinion
90. The opinion has been revised to clarify that the opinion is opining upon the securities issued by Pricester Nevada.

91. Reference to shares reserved for the exchange offering has been removed.

92.  A new opinion has been filed with this amendment.


Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

Jody M. Walker, Attorney At Law